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                               MFS SERIES TRUST I
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                            December 30, 1996



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Series Trust I (the "Trust") (File No. 33-7638) on behalf of MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS World Asset Allocation Fund, MFS Research Growth and Income Fund, MFS Equity Income Fund, MFS Core Growth Fund, MFS Aggressive Growth Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund (series of MFS Series Trust I)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust does not differ from that contained in Post-Effective Amendment No. 27 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 27, 1996.

         Please call the undersigned or Sharon Julius-Doucette at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                            Very truly yours,


                                            JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.
                                            Assistant Secretary

JRB/bjn